Subsequent Event (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Aug. 05, 2025	Sep. 09, 2025	Aug. 12, 2025	Jul. 07, 2025
Subsequent Event [Line Items]
Liabilities of company		$ 2.5
Convertible note offerings		$ 1.0
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary share issued				3,500,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Sale of stock	26,136,363
Sale of stock, price per share	$ 0.44
Gross proceeds	$ 11.5
2025 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary share issued			1,081,267